Related Parties Disclosure - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Related Party Transaction [Line Items]
Payables	$ 9,683		$ 12,387
Net expenses	2,803	$ 2,508
John O'Hara
Related Party Transaction [Line Items]
Payables	158
Ruma Bose
Related Party Transaction [Line Items]
Payables	33		28
Net expenses	28
Cristina Dolan
Related Party Transaction [Line Items]
Payables	5
Net expenses	12
David Fergusson
Related Party Transaction [Line Items]
Net expenses	9
Danil Kerimi
Related Party Transaction [Line Items]
Payables	22		8
Net expenses	44
Eric Pellaton
Related Party Transaction [Line Items]
Payables	5
Net expenses	13
WISeKey International Holding AG
Related Party Transaction [Line Items]
Payables	4,643		7,100
Net expenses	2,066	1,898
WISeKey SA
Related Party Transaction [Line Items]
Payables	551
Net expenses	510
WISeKey USA Inc.
Related Party Transaction [Line Items]
Payables			981
Net expenses		492
WISeKey Semiconductors GMBH
Related Party Transaction [Line Items]
Payables	849		881
Net expenses	84	81
WiseCoin AG
Related Party Transaction [Line Items]
Payables	3,417		$ 3,389
Net expenses	$ 37	$ 37